Accounts receivable	12 Months Ended
Dec. 31, 2024
Accounts receivables [Abstract]
Accounts receivable
7.

Accounts receivable
2024 2023
Trade receivables $ 309,570 $ 413,792
GST/VAT

receivables
28,674 6,772
Other receivables 8,556 1,769
Total $ 346,800 $ 422,333
The Company’s exposure to credit and currency risks as well as credit losses related to trade and other receivables, excluding goods and services tax (GST)/value added tax (VAT)

receivables, is disclosed in note 26.